Annual Fund Operating Expenses - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 01, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.91%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.78%	[1]
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.97%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	1.61%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.78%	[1]
Expenses (as a percentage of Assets)	2.23%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	1.67%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.73%	[1]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	1.12%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.86%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.78%	[1]
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.92%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%	[1]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.51%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.61%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.75%	[1]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.89%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.57%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.74%	[1]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.63%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.81%	[1]
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.77%	[1]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.66%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.67%	[1]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.56%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.86%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.77%	[1]
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	1.16%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.82%	[1]
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	1.31%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.97%	[1]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	1.61%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	1.61%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%	[1]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.51%

[1]	Prior to the date of this prospectus, shares of the fund were not offered to the public. The public offering and sale of fund shares may be expected to result in an increase to the fund’s net assets and lower its per-share operating expenses. Based on expectations regarding the potential increase in net assets, the estimated amount of “Other expenses” by share class for the current fiscal year would be lower. There can be no guarantee, however, that these results will be achieved.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least November 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.